Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ 47,740	¥ (25,675)	¥ 2,804
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	41,026	44,160	46,861
Interest cost on projected benefit obligation	14,356	11,995	11,091
Expected return on plan assets	(84,084)	(81,902)	(71,078)
Amortization of net actuarial loss (gain)	1,446	770	17,019
Amortization of prior service cost	(1,396)	(1,280)	(1,205)
Loss (gain) on settlements and curtailment	(4,860)	(5,820)	(4,605)
Net periodic benefit cost (income)	(33,512)	(32,077)	(1,917)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	16,808	16,853	13,947
Interest cost on projected benefit obligation	20,573	11,233	14,295
Expected return on plan assets	(44,590)	(33,269)	(31,161)
Amortization of net actuarial loss (gain)	7,534	16,573	11,560
Amortization of prior service cost	(3,124)	(2,802)	(2,614)
Loss (gain) on settlements and curtailment	84,345	44	30
Net periodic benefit cost (income)	81,546	8,632	6,057
One-time write off	84,345
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	97	140	229
Interest cost on projected benefit obligation	1,002	494	793
Expected return on plan assets	(3,200)	(2,415)	(2,118)
Amortization of net actuarial loss (gain)	155	(64)	208
Amortization of prior service cost	(432)	(385)	(448)
Loss (gain) on settlements and curtailment	0	0	0
Net periodic benefit cost (income)	¥ (2,378)	¥ (2,230)	¥ (1,336)